CONSOLIDATED STATEMENT OF OPERATIONS ₫ in Millions		12 Months Ended
		Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫) [2]
Revenues	[1]	₫ 90,178,628	$ 3,589,770,630	₫ 44,019,015	₫ 27,883,821
Cost of sales		(131,089,148)	(5,218,309,303)	(69,296,654)	(41,594,732)
Gross loss		(40,910,520)	(1,628,538,673)	(25,277,639)	(13,710,911)
Operating expenses:
Research and development costs		(9,922,735)	(394,997,612)	(10,025,329)	(15,414,442)
Selling and distribution costs		(6,927,286)	(275,756,777)	(7,995,602)	(5,661,737)
Administrative expenses		(14,267,896)	(567,966,880)	(8,892,429)	(5,611,548)
Net other operating expenses		(2,065,764)	(82,232,554)	(3,208,159)	(1,572,015)
Operating loss		(74,094,201)	(2,949,492,496)	(55,399,158)	(41,970,653)
Finance income		306,292	12,192,667	354,530	422,746
Finance costs		(22,314,507)	(888,281,000)	(19,108,150)	(13,782,105)
Net loss on financial instruments at fair value through profit or loss		(3,017,050)	(120,100,713)	(3,183,030)	(4,879,833)
Share of profit/ (losses) from equity investees		(106,093)	(4,223,279)	(48,836)	36,422
Loss before income tax expense		(99,225,559)	(3,949,904,821)	(77,384,644)	(60,173,423)
Tax expense		(357,289)	(14,222,722)	29,695	(76,925)
Net loss for the year		(99,582,848)	(3,964,127,543)	(77,354,949)	(60,250,348)
Net loss attributable to non-controlling interests		(198,189)	(7,889,375)	(89,585)	(82,222)
Net loss attributable to controlling interest		(99,384,659)	(3,956,238,167)	(77,265,364)	(60,168,126)
Vehicles
Revenues		84,594,702	3,367,489,431	40,145,556	25,398,136
Cost of sales		(127,616,825)	(5,080,085,387)	(66,117,104)	(38,809,282)
Other product and services
Revenues		5,583,926	222,281,199	3,873,459	2,485,685
Cost of sales		₫ (3,472,323)	$ (138,223,916)	₫ (3,179,550)	₫ (2,785,450)

[1]	Including sales to related parties in 2023, 2024 and 2025 of VND19,305.4 billion, VND13,482.8 billion and VND24,373.9 billion (USD970.3 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control